Submission	Feb. 03, 2026
Submission [Line Items]
Central Index Key	0001865759
Registrant Name	Pharmaceutical Resource Technology, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	PHARMACEUTICAL RESOURCE TECHNOLOGY, INC.